Income Taxes (Schedule of Unrecognized Deferred Tax Assets) (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Non-capital losses	$ 2,197,767	$ 2,008,565
Capital losses	384,802	388,967
Resource properties	399,721	397,263
Capital assets	143,204	142,323
Share issue costs and other	10,212	10,149
Total unrecognized deferred tax assets	$ 3,135,706	$ 2,947,267